STATEMENTS OF CASH FLOWS	10 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (11,769)
Adjustments to reconcile net loss to net cash used in operating activities
Accrued formation cost – related party	1,189
Franchise taxes payable	10,580
Net cash used in operating activities
Cash Flows from Financing Activities:
Proceeds from issuance of promissory note to related party	250,000
Proceeds from issuance of insider shares to the initial stockholders	25,000
Payment of offering costs	(79,000)
Net cash provided by financing activities	196,000
Net change in cash	196,000
Cash, March 8, 2021 (inception)
Cash, end of the period	196,000
Supplemental Disclosure of Cash Flow Information:
Deferred offering cost included in accrued offering costs	$ 20,600